FEDERATED TOTAL RETURN SERIES, INC.

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                               January 31, 2006


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED TOTAL RETURN SERIES, INC. (the "Registrant")
            Federated Total Return Bond Fund
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class K Shares
                  Institutional Shares
                  Institutional Service Shares
           1933 Act File No. 33-50773
           1940 Act File No. 811-811-7115

Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information] dated January 31, 2006, that would have been filed under Rule 497(c), do not differ from the forms of [Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 39 on January 30, 2006.

      If you have any questions regarding this certification, please contact me at (412) 288-2614.

                                                Very truly yours,



                                                /s/ Andrew P. Cross
                                                Andrew P. Cross
                                                Assistant Secretary